Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 14 — Subsequent Events

The Company has evaluated its subsequent events from March 31, 2025, through the date these condensed consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these condensed consolidated financial statements other than the items noted below.

On various dates in April and May 2025, the Company issued Senior Secured Convertible Notes for an aggregate amount of $0.7 million, of which $0.4 million will be converted in 2025 upon the closing of the Company’s Qualified Financing transaction and $0.3 million will be repaid in cash.

On April 2, 2025, the parties to the Merger Agreement entered into an Amendment No. 5 to the Merger Agreement (“Amendment No. 5”) pursuant to which Section 9.01 of the Merger Agreement was amended such that the reference to “March 22, 2025” as the outside date was replaced with “June 22, 2025”. Despite the passing of June 22, 2025, the Merger Agreement did not automatically terminate and remains in effect until the date that one of the parties sends written notice to the other party that it has elected to unilaterally terminate the Merger Agreement. Neither party has elected to terminate the Business Combination as of the date of this filing.

On April 30, 2025, Marcum informed the Company that Marcum resigned as the Company’s independent registered public accounting firm. Also on April 30, 2025, the Company engaged CBIZ CPAs P.C. as the Company’s independent registered public accounting firm.

On May 8, 2025, Northview and the Company entered into a non-redemption agreement (the “Non-Redemption Agreement”) with I-Bankers Securities, Inc. and Dawson James Securities, Inc. (together, the “Investors”), pursuant to which such Investors agreed that to the extent that redemptions in connection with the vote to approve the Business Combination reduces the Company’s trust account balance below $1.25 million, the Investors would offer such redeeming shareholders an opportunity to rescind the redemption of their shares and would instead purchase such shares. Such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or would otherwise not constitute a tender offer pursuant to the Exchange Act.

Effective as of June 16, 2025, by written consent, (i) the stockholders holding a majority of the Company’s common stock and preferred stock authorized, among other things, (a) entering into the Business Combination Agreement, and (b) the consummation of the Business Combination and the other transactions contemplated thereby, and (ii) the stockholders holding a majority of the Company’s preferred stock approved (a) the waiver of their liquidation preference and (b) the automatic conversion of their preferred stock immediately prior to the Business Combination.

Note 15 — Subsequent Events

The Company has evaluated its subsequent events from December 31, 2024, through the date these consolidated financial statements were issued and has determined that there are no subsequent events requiring disclosure in these consolidated financial statements other than the items noted below.

On various dates in February and March 2025, the Company received an aggregate amount of $0.8 million from the issuance of Senior Secured Convertible Notes which are expected to be converted in 2025 upon the closing of the Company’s Qualified Financing transaction. These subsequent notes issued in 2025 are on similar terms as all other Senior Secured Convertible Notes in issued in 2024.

NorthView Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as previously disclosed, and as described below.

On April 2, 2025, the parties to the Merger Agreement entered into an Amendment No. 5 to the Merger Agreement (“Amendment No. 5”) pursuant to which Section 9.01 of the Merger Agreement is hereby amended such that the reference to “March 22, 2025” shall be replaced with “June 22, 2025” by which the Company must consummate a Business Combination.

On April 30, 2025, Marcum informed the Company that Marcum resigned as the Company’s independent registered public accounting firm. Also on April 30, 2025, the Company, with the approval of the Audit Committee of the Registrant’s Board of Directors, engaged CBIZ CPAs P.C. as the Company’s independent registered public accounting firm.

On May 8, 2025, the Company entered into a non-redemption agreement (the “Non-Redemption Agreement”) with I-Bankers Securities, Inc. and Dawson James Securities, Inc. (together, the “Investors”), pursuant to which such Investors agreed that to the extent that redemptions in connection with the vote to approve the Business Combination reduces the Company’s trust account balance below $1.25 million, the Investors would offer such redeeming shareholders an opportunity to rescind the redemption of their shares and would instead purchase such shares. Such purchases would be structured in compliance with the requirements of Rule 14e-5 under the Exchange Act or would otherwise not constitute a tender offer pursuant to the Exchange Act.

On June 9, 2025, the Company held its a special meeting of stockholders. At the meeting, the Company’s stockholders approved Merger Agreement and the actions and transactions contemplated thereby, including (i) adopt an amended and restated Certificate of Incorporation, to be effective upon closing of the Merger (ii) approving certain advisory proposals related to the amended and restated Certificate of Incorporation, (iii) approved the issuance of new shares of the Company’s Common Stock as merger consideration, (iv) elected new directors, and (v) approved new employee incentive plans.

In connection with the meeting, the holders of 52,784 Public Shares properly exercised their right to redeem, with 5,295,527 shares of Common Stock remaining outstanding after such redemptions.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the Company’s review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than as previously disclosed, and as described below.

On February 11, 2025, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Investor is expected, subject to the conditions relating to such purchase set forth in the SPA, to purchase from the Company senior secured convertible promissory notes in an aggregate principal amount of up to $22,222,222 (the “Convertible Notes”) for a purchase price of up to $20,000,000, after a 10% original issue discount (“OID”).

On March 21, 2025, the Sponsor and its designees have now agreed to contribute an amount (the “Revised Contribution Amount”) equal to $30,000 for the entire Extension Period. All funds in the Company’s trust account, including those funds deposited in connection with the Revised Contribution Amount, will be held in an interest-bearing demand deposit account at a bank until the earlier of the consummation of the Company’s initial business combination or liquidation. The Revised Contribution Amount will be deposited in the Company’s trust account promptly at the beginning of the Extension Period.

The Company announced that is has agreed to waive its right to withdraw up to $100,000 of interest from the Company’s trust account to pay dissolution expenses, should the Company ultimately liquidate prior to a business combination (the “Dissolution Expense Waiver”). As a result, the Company will not be able to withdraw up to $100,000 of interest for such dissolution expenses upon liquidation, and such interest will be held in the trust account and no be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

The Company also announced that is has agreed to waive its right to withdraw interest from the Company’s trust account to pay the Company’s tax expenses (the “Tax Expense Waiver”). As a result, the Company will not be able to withdraw interest in order to pay future tax expenses, and such interest will be held in the trust account and not be released until the earliest to occur of (i) the completion of the initial business combination, (ii) the redemption of 100% of the Offering Shares (as defined below) if the Company is unable to complete its initial Business Combination within the Extension, and (iii) the redemption of Public Shares in connection with a vote seeking to amend the provisions of our Charter.

Prior to such announcement, and subsequent to the record date of February 21, 2025, for the Special Meeting, the Company withdrew approximately $23,400 of interest from the trust account for tax expenses.